Premises and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5:     Premises and Equipment

Major classifications of premises and equipment stated at cost, are as follows:

	2012	2011
	(In thousands)

Land	$1,289	$1,231
Buildings and improvements	3,710	3,478
Equipment	3,195	2,823

	8,194	7,532
Less accumulated depreciation	4,044	3,684

Net premises and equipment	$4,150	$3,848